EMPLOYEE BENEFIT PLANS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 11,011	$ 0	$ 0
Prior service (benefit)	0	0	0
Total	11,011	0	0
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	50,575	64,591	53,797
Prior service (benefit)	(8,241)	(8,952)	(9,758)
Total	42,334	55,639	44,039
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	166	0	0
Prior service (benefit)	0	0	0
Total	$ 166	$ 0	$ 0